SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rates	1.1821	1.1405	1.1193
Closing rates	1.1326	1.2271	1.1234
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rates	1.0808	1.0704	1.1121
Closing rates	1.0331	1.0802	1.0854
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rates	25.6366	26.4337	25.6698
Closing rates	24.8580	26.2420	25.4080